Condensed Consolidated Statement of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2015	$ 5,229	$ 6,872,868	$ 6,423,955	$ 13,302,052
Balance, shares at Dec. 31, 2015	5,228,617
Issuance of shares and options in connection with the AVM Merger	$ 1,486	8,639,580		8,641,066
Issuance of shares and options in connection with the AVM Merger, shares	1,486,298
Stock-based compensation expense		353,120		353,120
Net loss			(1,452,776)	(1,452,776)
Balance at Dec. 31, 2016	$ 6,715	15,865,568	4,971,179	20,843,462
Balance, shares at Dec. 31, 2016	6,714,915
Stock-based compensation expense for restricted stock awards and stock options		1,579,921		1,579,921
Shares issued for consulting services	$ 12	39,588		39,600
Shares issued for consulting services, shares	12,000
Shares issued in connection with Security Purchase Agreement	$ 200	999,800		1,000,000
Shares issued in connection with Security Purchase Agreement, shares	200,000
Cancellation of common stock	$ (45)	(137,963)		(138,008)
Cancellation of common stock, shares	(45,121)
Net loss			(5,894,253)	(5,894,253)
Balance at Dec. 31, 2017	$ 6,882	18,346,914	(923,074)	17,430,722
Balance, shares at Dec. 31, 2017	6,881,794
Stock-based compensation expense for restricted stock awards and stock options		1,205,682		1,205,682
Reconciliation of shares issued in stock-based compensation arrangement	$ 1			1
Reconciliation of shares issued in stock-based compensation arrangement, shares	522
Issuance of common stock for stock option exercises	$ 6	28,204		28,210
Issuance of common stock for stock option exercises, shares	6,363
Net loss			(3,243,237)	(3,243,237)
Balance at Sep. 30, 2018	$ 6,889	$ 19,580,800	$ (4,166,311)	$ 15,421,378
Balance, shares at Sep. 30, 2018	6,888,679